INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of reconciliation of income tax expense (benefit)

The reconciliation of income tax expense (benefit) at the U.S. statutory rate of 34% to the Company’s effective tax is as follows:

	Year ended June 30, 2017	Year ended June 30, 2016
U.S. Statutory rate of 34%	$(178,983)	$(168,317)
Tax rate difference between China and U.S.	(119,322)	(111,148)
Change in valuation allowance	298,305	279,465
Effective income rate	$—	$—

Schedule of provisions for income taxes

The provisions for income taxes are summarized as follows:

	Six Months ended December 31, 2017	Six Months ended December 31, 2016
Current	$—	$—
Deferred	200,000	119,852
Change in valuation allowance	(200,000)	(119,852)
Total	$—	$—

	Three Months ended December 31, 2017	Three Months ended December 31, 2016
Current	$—	$—
Deferred	97,875	53,143
Change in valuation allowance	(97,875)	(53,143)
Total	$—	$—

The provisions for income taxes are summarized as follows:

	Year ended June 30, 2017	Year ended June 30, 2016
Current	$—	$—
Deferred	298,305	279,465
Change in valuation allowance	(298,305)	(279,465)
Total	$—	$—

Schedule of net deferred tax asset

The Company’s net deferred tax asset as of December 31, 2017 and June 30, 2017 is as follows:

	December 31, 2017	June 30, 2017
Deferred tax asset	$785,059	$585,059
Valuation allowance	(785,059)	(585,059)
Net deferred tax asset	$—	$—

The Company’s net deferred tax asset as of June 30, 2017 and 2016 is as follows:

	June 30, 2017	June 30, 2016
Deferred tax asset	$585,059	$286,754
Valuation allowance	(585,059)	(286,754)
Net deferred tax asset	$—	$—